Derivative instruments - Derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange forward contracts
Derivative instruments [Line Items]
Derivative assets	$ 3.2	$ 0.4
Derivative (liabilities)	(1.1)
Fuel hedge swap contracts
Derivative instruments [Line Items]
Derivative assets		0.3
Unsettled provisionally priced concentrate derivatives, and swap contracts
Derivative instruments [Line Items]
Derivative (liabilities)	$ (0.3)	$ (1.8)